Supplemental financial information - Amounts reclassified out of AOCI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial gains (losses) of defined benefit plans	$ (108)
Prior service cost of defined benefit plans	5
Interest and debt expense	95		85	42
Provision for income taxes	592		176	719
Net income	(2,162)		(1,759)	(2,236)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment, Net Unamortized Gain (Loss) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net actuarial gains (losses) of defined benefit plans	108	[1],[2]
Provision for income taxes	(37)
Net income	71
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Prior service cost of defined benefit plans	(5)	[1],[3]
Provision for income taxes	2
Net income	(3)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Other Contract
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest and debt expense	2
Provision for income taxes	(1)
Net income	$ 1

[1]	Pension expense is included in the computation of total employee benefit cost, which is allocated to COR, R&D, SG&A and Restructuring charges/other in the Consolidated statements of income.
[2]	Equals the sum of Recognized net actuarial loss and Settlement losses as detailed in Note 11.
[3]	Equals the sum of Amortization of prior service cost (credit) and Curtailment losses (gains), as detailed in Note 11.